Costs and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Costs and Expenses by Nature [Abstract]
Schedule of costs and expenses by nature
		Cost
		of goods	Administrative
In thousands of soles	Note	and services	expenses	Total
2020
Salaries, wages and fringe benefits (i)		946,631	75,677	1,022,308
Services provided by third-parties		949,545	33,411	982,956
Purchase of goods		565,052	-	565,052
Other management charges (ii)		230,947	14,322	245,269
Amortization	16	93,135	4,138	97,273
Depreciation (iv)	15	79,732	6,393	86,125
Impairment of accounts receivable (iii)		32,215	4	32,219
Taxes		5,956	68	6,024
Recovery of property, plant and equipment		4,950	-	4,950
Impairment of investments		38	-	38
Inventory recovery		(30)	-	(30)
		2,908,171	134,013	3,042,184

		Cost
		of goods	Administrative
In thousands of soles	Note	and services	expenses	Total
2021
Salaries, wages and fringe benefits (i)		1,297,352	97,682	1,395,034
Services provided by third-parties		1,313,763	56,462	1,370,225
Purchase of goods		687,105	43	687,148
Other management charges (ii)		222,648	16,203	238,851
Amortization	16	101,578	3,642	105,220
Depreciation (iv)	15	82,063	5,425	87,488
Impairment of accounts receivable (iii)		9,420	2	9,422
Taxes		5,691	154	5,845
Impairment of property, plant and equipment		5,679	-	5,679
Impairment of inventory		2,984	-	2,984
		3,728,283	179,613	3,907,896

		Cost
		of goods	Administrative
In thousands of soles	Note	and services	expenses	Total
2022
Salaries, wages and fringe benefits (i)		1,254,006	97,914	1,351,920
Services provided by third-parties		1,340,718	42,158	1,382,876
Purchase of goods		631,953	-	631,953
Other management charges (ii)		365,140	9,580	374,720
Impairment of accounts receivable (iii)		174,083	24	174,107
Amortization	16	99,210	2,825	102,035
Depreciation (iv)	15	72,421	2,567	74,988
Taxes		16,479	261	16,740
Impairment of property, plant and equipment		3,483	7,269	10,752
		3,957,493	162,598	4,120,091

Schedule of salaries, wages and fringe benefits comprise
In thousands of soles	Note	2020	2021	2022

Salaries		756,873	1,068,013	1,056,969
Legal bonuses		85,010	96,612	87,357
Social contributions		57,225	75,395	73,371
Employee’s severance indemnities		55,523	66,827	58,072
Vacations		39,499	49,409	47,331
Workers’ profit sharing (*)		2,170	8,888	6,700
Indemnities Payable		5,430	9,322	6,436
Per diem		7,498	6,096	3,334
Others		13,080	14,472	12,350
		1,022,308	1,395,034	1,351,920

(*)	The average number of employees of the Corporation during 2021 and 2022 was 18,028 and 16,211, respectively.

Schedule of workers’ profit sharing in the income statement
In thousands of soles	2020	2021	2022
Cost of sales of goods and services	2,147	7,650	6,382
Administrative expenses	23	1,238	318
	2,170	8,888	6,700

Schedule of impairment of accounts receivable
In thousands of soles	Note	2020	2021	2022
Trade accounts receivables	10(d)	19,772	1,061	54,766
Other accounts receivable	12	12,318	1,177	119,299
Accounts receivable from related parties and joint operators		129	7,184	42
		32,219	9,422	174,107

Schedule of depreciation comprises

		Cost of goods	Administrative
In thousands of soles	Note	and services	expenses	Total
2020
Property, plant and equipment	15.B	66,479	5,432	71,911
Right-of-use assets	15.C	10,840	961	11,801
Investment property	15.A	2,413	-	2,413
		79,732	6,393	86,125
2021
Property, plant and equipment	15.B	60,230	4,610	64,840
Right-of-use assets	15.C	17,517	815	18,332
Investment property	15.A	4,316	-	4,316
		82,063	5,425	87,488
2022
Property, plant and equipment	15.B	50,981	1,327	52,308
Right-of-use assets	15.C	17,469	1,240	18,709
Investment property	15.A	3,971	-	3,971
		72,421	2,567	74,988